Accumulated Other Comprehensive Loss - Schedule of Accumulated Other Comprehensive Loss (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	$ (733)
Net unrealized gain (loss)	34	$ (34)
Reclassification of net gain to net income	9	8
Ending Balance	(900)	(733)
Accumulated Translation Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(551)	(907)
Net unrealized (loss) gain	(187)	348
Repurchase of shares under normal course issuer bids [note 19]	3	8
Ending Balance	(735)	(551)
Accumulated Net (Loss) Gain from Designated or Qualifying Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	42	38
Net unrealized gain (loss)	34	(34)
Reclassification of net (loss) gain to net income	(52)	38
Ending Balance	24	42
Accumulated Net Unrealized Loss On Other Long Term Liabilities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(224)	(221)
Net unrealized gains (loss)	26	(11)
Reclassification of net gain to net income	9	8
Ending Balance	(189)	(224)
AOCL [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(733)
Ending Balance	$ (900)	$ (733)